Revenue (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Revenue Abstract
Schedule of revenue disaggregate

The following is an analysis of the Group’s revenue for the year from continuing operations. The Group’s revenue disaggregated by primary revenue sources are as follows:

	For the year ended 2024
	Publishing	SEO Agency	Total
Subscriptions	871,705	2,466,774	3,338,479
Advertising	251,368	-	251,368
Services	-	561,241	561,241
Total	1,123,073	3,028,015	4,151,088

	For the year ended 2023
	Publishing	SEO Agency	Total
Subscriptions	871,502	4,020,241	4,891,743
Advertising	314,591	933	315,524
Services	-	169,426	169,426
Total	1,186,093	4,190,600	5,376,693

	For the year ended 2022
	Publishing	SEO Agency	Total
Subscriptions	649,937	3,169,094	3,819,031
Advertising	314,513	2,200	316,713
Services	-	86,945	86,945
Total	964,450	3,258,239	4,222,689

The Group’s revenue disaggregated by primary geographical markets is as follows:

	For the year ended 2024
	Publishing	SEO Agency	Total
Australia	1,936	1,440,660	1,442,596
North America	938,145	1,490,225	2,428,370
Other	182,992	97,130	280,122
Total	1,123,073	3,028,015	4,151,088

	For the year ended 2023
	Publishing	SEO Agency	Total
Australia	-	2,139,865	2,139,865
North America	971,110	1,794,698	2,765,808
Other	214,983	256,037	471,020
Total	1,186,093	4,190,600	5,376,693

	For the year ended 2022
	Publishing	SEO Agency	Total
Australia	-	1,885,732	1,885,732
North America	508,507	895,958	1,404,465
Other	455,943	476,549	932,492
Total	964,450	3,258,239	4,222,689

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	For the year ended 2024
	Publishing	SEO Agency	Total
Services transferred at a point in time	251,368	561,241	812,609
Services transferred over time	871,705	2,466,774	3,338,479
Total	1,123,073	3,028,015	4,151,088

	For the year ended 2023
	Publishing	SEO Agency	Total
Services transferred at a point in time	314,591	170,360	484,951
Services transferred over time	871,502	4,020,240	4,891,742
Total	1,186,093	4,190,600	5,376,693

	For the year ended 2022
	Publishing	SEO Agency	Total
Services transferred at a point in time	314,513	89,144	403,657
Services transferred over time	649,937	3,169,095	3,819,032
Total	964,450	3,258,239	4,222,689